Taxes Liabilities - Summary of Taxes Liabilities (Detail) - ARS ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Current tax liabilities
Current tax liabilities	$ 3,345,412	$ 4,353,246
Income tax [member]
Current tax liabilities
Current tax liabilities	2,524,197	3,418,707
Value added tax [member]
Current tax liabilities
Current tax liabilities	502,226	615,408
Turnover tax [member]
Current tax liabilities
Current tax liabilities	156,011	153,710
Other taxes, withholdings and perceptions [member]
Current tax liabilities
Current tax liabilities	$ 162,978	$ 165,421